Allowance for Probable Loan Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest Recognized
Loans accounted for as troubled debt restructuring	$ 15,719	$ 15,653
Period of charge off for past due unsecured commercial loans	90 days
Total troubled debt restructuring	$ 15,719	15,653
Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	8,785	31,765
Total impaired loans with no related allowance	51,663	44,406
Unpaid principal balance:
Total impaired loans with an allowance recorded	9,233	32,232
Total impaired loans with no related allowance recorded	64,788	46,262
Related Allowance	2,206	12,221
Average recorded investment:
Total impaired loans with an allowance recorded	9,694	33,286
Total impaired loans with no related allowance recorded	53,575	43,202
Interest Recognized
Total impaired loans with an allowance recorded	92	92
Total impaired loans with no related allowance recorded	441	444
Commercial
Interest Recognized
Loans accounted for as troubled debt restructuring	2,419	2,500
Total troubled debt restructuring	2,419	2,500
Commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	4,016	19,944
Total impaired loans with no related allowance	26,930	20,231
Unpaid principal balance:
Total impaired loans with an allowance recorded	4,156	20,026
Total impaired loans with no related allowance recorded	38,845	20,260
Related Allowance	1,704	9,112
Average recorded investment:
Total impaired loans with an allowance recorded	3,758	19,313
Total impaired loans with no related allowance recorded	30,847	18,563
Interest Recognized
Total impaired loans with no related allowance recorded	4	4
Commercial Real Estate: Other Construction and Land Development
Interest Recognized
Loans accounted for as troubled debt restructuring	2,553	2,254
Total troubled debt restructuring	2,553	2,254
Commercial Real Estate: Other Construction and Land Development | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	167	6,714
Total impaired loans with no related allowance	6,054	4,162
Unpaid principal balance:
Total impaired loans with an allowance recorded	169	6,949
Total impaired loans with no related allowance recorded	6,204	4,270
Related Allowance	100	1,890
Average recorded investment:
Total impaired loans with an allowance recorded	893	7,183
Total impaired loans with no related allowance recorded	6,455	4,882
Interest Recognized
Total impaired loans with no related allowance recorded	85	74
Commercial real estate: farmland and commercial
Interest Recognized
Loans accounted for as troubled debt restructuring	2,853	2,861
Total troubled debt restructuring	2,853	2,861
Commercial real estate: farmland and commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	4,003	5,107
Total impaired loans with no related allowance	9,803	9,059
Unpaid principal balance:
Total impaired loans with an allowance recorded	4,309	5,257
Total impaired loans with no related allowance recorded	10,717	10,562
Related Allowance	202	1,219
Average recorded investment:
Total impaired loans with an allowance recorded	4,444	6,790
Total impaired loans with no related allowance recorded	7,258	8,664
Interest Recognized
Total impaired loans with an allowance recorded	92	92
Commercial real estate: multifamily | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	599
Total impaired loans with no related allowance	178	835
Unpaid principal balance:
Total impaired loans with an allowance recorded	599
Total impaired loans with no related allowance recorded	178	835
Related Allowance	200
Average recorded investment:
Total impaired loans with an allowance recorded	599
Total impaired loans with no related allowance recorded	205	363
Residential: first lien
Interest Recognized
Loans accounted for as troubled debt restructuring	5,316	5,313
Total troubled debt restructuring	5,316	5,313
Residential: first lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	5,699	5,840
Unpaid principal balance:
Total impaired loans with no related allowance recorded	5,822	6,034
Average recorded investment:
Total impaired loans with no related allowance recorded	5,853	6,293
Interest Recognized
Total impaired loans with no related allowance recorded	264	273
Residential: junior lien
Interest Recognized
Loans accounted for as troubled debt restructuring	929	1,371
Total troubled debt restructuring	929	1,371
Residential: junior lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	950	2,895
Unpaid principal balance:
Total impaired loans with no related allowance recorded	972	2,915
Average recorded investment:
Total impaired loans with no related allowance recorded	1,182	3,035
Interest Recognized
Total impaired loans with no related allowance recorded	68	90
Consumer
Interest Recognized
Loans accounted for as troubled debt restructuring	1,263	1,354
Total troubled debt restructuring	1,263	1,354
Consumer | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,297	1,384
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,298	1,386
Average recorded investment:
Total impaired loans with no related allowance recorded	1,227	1,402
Interest Recognized
Total impaired loans with no related allowance recorded	3	$ 3
Foreign
Interest Recognized
Loans accounted for as troubled debt restructuring	386
Total troubled debt restructuring	386
Foreign | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	752
Unpaid principal balance:
Total impaired loans with no related allowance recorded	752
Average recorded investment:
Total impaired loans with no related allowance recorded	548
Interest Recognized
Total impaired loans with no related allowance recorded	$ 17